Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Fixed Assets, Net [Abstract]
Schedule of Fixed Assets	Fixed assets consisted of the following as of December 31, 2023 and 2022:
	December 31,
	2023	2022
Mining Machines	$-	$2,585,119
Software	23,850,000	16,000,000
Leasehold improvement	38,522	38,329
Office and equipment	312,447	305,651
Total cost of fixed assets	24,200,969	18,929,099
Less: accumulated depreciation	(4,356,573)	(3,452,727)
Less: impairment of mining machines	-	(1,690,028)
Fixed assets, net	$19,844,396	$13,786,344